Filed pursuant to Rule 497(e)
Registration Nos. 333-197427; 811-22980

ANGEL OAK FLEXIBLE INCOME FUND
a series of Angel Oak Funds Trust
March 16, 2016

Supplement to the
 Summary Prospectus dated October 16, 2015

The Angel Oak Flexible Income Fund (the “Fund”) has adopted a fundamental investment restriction to, under normal circumstances, invest more than 25% of its total assets (measured at the time of purchase) in the group of industries related to banks and diversified financials. The Fund has begun increasing its investment in such group of industries and expects the new restriction to become effective on or about May 1, 2016.

The following disclosure replaces the last paragraph under “Principal Investment Strategies” on page 2 of the Fund’s Summary Prospectus:

The Fund is a non-diversified portfolio under the Investment Company Act of 1940 (the “1940 Act”), meaning it may invest its assets in a single or limited number of securities, strategies or sectors. The Fund may also engage in active and frequent trading of portfolio securities as part of its primary investment strategies. Under normal circumstances, the Fund will invest more than 25% of its total assets (measured at the time of purchase) in the group of industries related to banks and diversified financials.

The following disclosure is added as the fourth bullet under “Principal Risks” on page 3 of the Fund’s Summary Prospectus:

•
Concentration in the Group of Industries Related to Banks and Diversified Financials Risk.  Issuers in the group of industries relating to banking and diversified financials (“banking”) are particularly susceptible to interest rate risk, market risk, competition and general changes in economic conditions.  Such issuers may also be affected by legislative or regulatory changes. In addition, financial market volatility and borrowers’ financial difficulties may significantly affect the values of the Fund’s investments in issuers in the banking industry. More generally, market events and conditions, monetary policy and other related factors can impact issuers in the banking industry in similar ways, which can result in increased volatility in the value of the Fund’s portfolio, and the possibility that many of the Fund’s holdings may lose value simultaneously.

Please retain this Supplement with your Summary Prospectus for future reference.

ANGEL OAK MULTI-STRATEGY INCOME FUND
 ANGEL OAK FLEXIBLE INCOME FUND
each a series of Angel Oak Funds Trust (the “Trust”)

March 16, 2016

Supplement to the
Prospectus and Statement of Additional Information (“SAI”)
 dated May 31, 2015, as previously supplemented

The Angel Oak Flexible Income Fund (the “Flexible Income Fund”) has adopted a fundamental investment restriction to, under normal circumstances, invest more than 25% of its total assets (measured at the time of purchase) in the group of industries related to banks and diversified financials. The Fund has begun increasing its investment in such group of industries and expects the new restriction to become effective on or about May 1, 2016. Additionally, Dory S. Black, Daniel Fazioli, and Lu Chang have been appointed as the President, Treasurer, and Secretary of the Trust, respectively. References to the individuals previously serving in such capacities are deleted and should be disregarded.

The last paragraph under “Principal Investment Strategies” with respect to the Flexible Income Fund on page 9 of the Prospectus is replaced with the following:

The Fund is a non-diversified portfolio under the Investment Company Act of 1940 (the “1940 Act”), meaning it may invest its assets in a single or limited number of securities, strategies or sectors. The Fund may also engage in active and frequent trading of portfolio securities as part of its primary investment strategies. Under normal circumstances, the Fund will invest more than 25% of its total assets (measured at the time of purchase) in the group of industries related to banks and diversified financials.

The following disclosure is added as the fourth bullet under “Principal Risks” with respect to the Flexible Income Fund on page 10 of the Prospectus:

•
Concentration in the Group of Industries Related to Banks and Diversified Financials Risk.  Issuers in the group of industries relating to banking and diversified financials (“banking”) are particularly susceptible to interest rate risk, market risk, competition and general changes in economic conditions.  Such issuers may also be affected by legislative or regulatory changes. In addition, financial market volatility and borrowers’ financial difficulties may significantly affect the values of the Fund’s investments in issuers in the banking industry. More generally, market events and conditions, monetary policy and other related factors can impact issuers in the banking industry in similar ways, which can result in increased volatility in the value of the Fund’s portfolio, and the possibility that many of the Fund’s holdings may lose value simultaneously.

The following disclosure is added as the fourth bullet under “Principal Risks of Investing in the Funds” on page 16 of the Prospectus:

•
Concentration in the Group of Industries Related to Banks and Diversified Financials Risk (Flexible Income Fund only).  Issuers in the group of industries relating to banking and diversified financials (“banking”) are particularly susceptible to interest rate risk, market risk, competition and general changes in economic conditions.  Such issuers may also be affected by legislative or regulatory changes. In addition, financial market volatility and borrowers’ financial difficulties may significantly affect the values of the Fund’s investments in issuers in the banking industry. More generally, market events and conditions, monetary policy and other related factors can impact issuers in the banking industry in similar ways, which can result in increased volatility in the value of the Fund’s portfolio, and the possibility that many of the Fund’s holdings may lose value simultaneously.

The Flexible Income Fund’s fundamental investment policy with respect to “Concentration” on page 16 of the SAI is replaced with the following:
7. Concentration. Under normal circumstances, the Fund will invest more than 25% of its total assets (measured at the time of purchase) in the group of industries related to banks and diversified financials.

The paragraph interpreting the Flexible Income Fund’s fundamental investment policy with respect to “Concentration” on page 16 of the SAI is replaced with the following:
Concentration. Under current SEC and SEC staff interpretation, the Fund would “concentrate” its investments if more than 25% of the Fund’s total assets would be invested in securities of issuers conducting their principal business activities in the same industry.  For purposes of this limitation, there is no limit on: (1) investments in U.S. Government securities, in repurchase agreements collateralized by U.S. Government securities, in tax-exempt securities issued by the states, territories or possessions of the United States (“municipal securities”) or in foreign government securities; (2) investments in issuers domiciled in a single jurisdiction; or (3) certain asset-backed securities that are not classified by commonly used third-party industry classification systems as relating to a particular industry, to the extent permitted by the 1940 Act.  Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) or (F) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.
The “Officers of the Trust” table on page 18 of the SAI is replaced with the following:
Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers of the Trust
Dory S. Black, Esq. 1975	President	Since 2015; indefinite term
General Counsel, Angel Oak (since 2014); General Counsel, EARNEST Partners, LLC (investment management firm) (2014); Vice-President and Assistant General Counsel, GE Asset Management Incorporated (2004–2014).

Erlend Bo 1964	Vice President	Since 2015; indefinite term	Managing Director, Angel Oak (since 2014); Managing Director, TCW Investment Management Company (1998–2012).
R. Adam Langley 1967	Chief Compliance Officer	Since 2015; indefinite term
Chief Compliance Officer, Angel Oak Capital Advisors, LLC (since 2015); Compliance Manager, Invesco Advisers, Ltd. (2013–2015); Compliance Officer, Macquarie Group (2013); Chief Compliance Officer, Aspen Partners, Ltd. (2003–2013).

Lu Chang, CFA, FRM 1975	Secretary	Since 2015; indefinite term	Chief Risk Officer, Angel Oak Capital Advisors, LLC (since 2014); Vice-President and Finance Manager, Wells Fargo Advisors, LLC (investment advisory firm) (2010–2014).
Daniel Fazioli 1981	Treasurer	Since 2015; indefinite term	Controller, Angel Oak Capital Advisors, LLC (since 2015); Controller, Tang Capital Partners, LP (2014–2015); Associate, Goldman Sachs & Company, Inc. (2010–2014).

Please retain this Supplement with your Prospectus and SAI for future reference.